Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-Controlling Interest in Subsidiaries [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2021				$ 313	$ 35,497	$ 171	$ 185	$ 2,269	$ 285	$ (354)				$ 5,558	$ 13,599
Statement [Line Items]
Issued during the period														750
Redeemed during the period														(600)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															301
Issued under the Stock Option Plan															43
Repurchased for cancellation and/or treasury shares sold/purchased															(11)
Issued for acquisitions (Notes 5 and 12)															3,106
Stock option expense, net of options exercised				5
Net income attributable to bank shareholders		$ 7,689			7,689
Dividends on preferred shares and distributions payable on other equity instruments					(107)
Dividends on common shares					(1,756)
Equity issue expense and premium paid on redemption of preferred shares					(48)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(300)
Unrealized gains on fair value through OCI equity securities arising during the period						2
Reclassification to earnings of (gains) losses during the period		(22)	[1]			(22)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(2,911)	[2]				(2,911)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)		(249)	[3]				(249)
Unrealized gains on translation of net foreign operations		1,130						1,130
Unrealized (losses) on hedges of net foreign operations		(192)	[4]					(192)
Gains (losses) on remeasurement of pension and other employee future benefit plans		606	[5]						606
Reclassification to earnings of net losses related to divestitures		29	[6]					29
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		604	[7]							604
Net income attributable to non-controlling interest		0
Balance at End of Period at Apr. 30, 2022		65,592		318	41,275	(149)	(2,975)	3,236	891	250	$ 1,253	$ 65,592		5,708	17,038
Balance at beginning of period at Jan. 31, 2022				319	37,513	83	(431)	2,978	447	(288)				5,558	13,625
Statement [Line Items]
Issued during the period														750
Redeemed during the period														(600)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															301
Issued under the Stock Option Plan															21
Repurchased for cancellation and/or treasury shares sold/purchased															(15)
Issued for acquisitions (Notes 5 and 12)															3,106
Net income attributable to bank shareholders		4,756			4,756
Dividends on preferred shares and distributions payable on other equity instruments					(52)
Dividends on common shares					(894)
Equity issue expense and premium paid on redemption of preferred shares					(48)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(238)
Reclassification to earnings of (gains) losses during the period		6	[1]			6
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(2,433)	[2]				(2,433)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)		(111)	[3]				(111)
Unrealized gains on translation of net foreign operations		322						322
Unrealized (losses) on hedges of net foreign operations		(64)	[4]					(64)
Gains (losses) on remeasurement of pension and other employee future benefit plans		444	[5]						444
Reclassification to earnings of net losses related to divestitures		0	[6]					0
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		538	[7]							538
Net income attributable to non-controlling interest		0
Other				(1)
Balance at End of Period at Apr. 30, 2022		65,592		318	41,275	(149)	(2,975)	3,236	891	250	1,253	65,592		5,708	17,038
Balance at beginning of period at Oct. 31, 2022		71,038		317	45,117	(359)	(5,129)	5,168	944	928			$ 0	6,308	17,744
Statement [Line Items]
Net income attributable to bank shareholders		247
Reclassification to earnings of (gains) losses during the period	[1]	(6)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	1,124
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)	[3]	235
Unrealized gains on translation of net foreign operations		(850)
Unrealized (losses) on hedges of net foreign operations	[4]	23
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	(64)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	(410)
Net income attributable to non-controlling interest		0
Balance at End of Period at Jan. 31, 2023		74,914		335	44,238	(223)	(3,770)	4,341	880	518			0	6,958	21,637
Balance at beginning of period at Oct. 31, 2022		71,038		317	45,117	(359)	(5,129)	5,168	944	928			0	6,308	17,744
Statement [Line Items]
Issued during the period														650
Redeemed during the period														0
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															765
Issued under the Stock Option Plan															39
Repurchased for cancellation and/or treasury shares sold/purchased															1
Issued to align capital position with increased regulatory requirements as announced by OSFI (Note 5)															3,360
Issued for acquisitions (Notes 5 and 12)													16		153
Stock option expense, net of options exercised				10
Net income attributable to bank shareholders		1,306			1,303
Dividends on preferred shares and distributions payable on other equity instruments					(165)
Dividends on common shares					(2,035)
Equity issue expense and premium paid on redemption of preferred shares					(73)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						165
Unrealized gains on fair value through OCI equity securities arising during the period						0
Reclassification to earnings of (gains) losses during the period		(23)	[1]			(23)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		980	[2]				980
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)		261	[3]				261
Unrealized gains on translation of net foreign operations		87						87
Unrealized (losses) on hedges of net foreign operations		(151)	[4]					(151)
Net discount on sale of treasury shares					(4)
Gains (losses) on remeasurement of pension and other employee future benefit plans		(59)	[5]						(59)
Reclassification to earnings of net losses related to divestitures		0	[6]					0
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(236)	[7]							(236)
Net income attributable to non-controlling interest		3											3
Other				0
Balance at End of Period at Apr. 30, 2023		76,085		327	44,143	(217)	(3,888)	5,104	885	692	2,576	76,066	19	6,958	22,062
Balance at beginning of period at Jan. 31, 2023		74,914		335	44,238	(223)	(3,770)	4,341	880	518			0	6,958	21,637
Statement [Line Items]
Redeemed during the period														0
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															419
Issued under the Stock Option Plan															16
Repurchased for cancellation and/or treasury shares sold/purchased															(10)
Issued to align capital position with increased regulatory requirements as announced by OSFI (Note 5)															0
Issued for acquisitions (Notes 5 and 12)													16		0
Stock option expense, net of options exercised				(4)
Net income attributable to bank shareholders		1,059			1,056
Dividends on preferred shares and distributions payable on other equity instruments					(127)
Dividends on common shares					(1,020)
Equity issue expense and premium paid on redemption of preferred shares					0
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						23
Unrealized gains on fair value through OCI equity securities arising during the period						0
Reclassification to earnings of (gains) losses during the period		(17)	[1]			(17)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(144)	[2]				(144)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)		26	[3]				26
Unrealized gains on translation of net foreign operations		937						937
Unrealized (losses) on hedges of net foreign operations		(174)	[4]					(174)
Net discount on sale of treasury shares					(4)
Gains (losses) on remeasurement of pension and other employee future benefit plans		5	[5]						5
Reclassification to earnings of net losses related to divestitures		0	[6]					0
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		174	[7]							174
Net income attributable to non-controlling interest		3											3
Other				(4)
Balance at End of Period at Apr. 30, 2023		$ 76,085		$ 327	$ 44,143	$ (217)	$ (3,888)	$ 5,104	$ 885	$ 692	$ 2,576	$ 76,066	$ 19	$ 6,958	$ 22,062

[1]	Net of income tax provision (recovery) of $7 million, $2 million, $(2) million for the three months ended, and $9 million, $8 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $49 million, $(317) million, $878 million for the three months ended, and $(268) million, $1,050 million for the six months ended, respectively.
[3]	Net of income tax provision (recovery) of $7 million, $(104) million, $40 million for the three months ended, and $(97) million, $90 million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $67 million, $(59) million, $23 million for the three months ended, and $8 million, $71 million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $(2) million, $2 million, $(160) million for the three months ended, and $nil million, $(220) million for the six months ended, respectively.
[6]	Net of income tax (provision) of na, na, na for the three months ended, and na, $nil million for the six months ended, respectively.
[7]	Net of income tax (provision) recovery of $(67) million, $139 million, and $(194) million for the three months ended, and $72 million, $(218) million for the six months ended, respectively.